Acquisitions and Dispositions of Investments in Real Estate (Details Textual) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 01, 2023	Sep. 01, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Proceeds from sale of investment in real estate							$ 1,475	$ 0	$ 650	$ 0
Gain on sale of real estate					$ 0	$ 0	$ 660	$ 0	$ (52)	$ 0
Leases, Acquired-in-Place [Member] | One W7 Carpark [Member]
Finite-Lived Intangible Asset, Useful Life (Year)									5 years
Parking Lot in Wildwood, NJ [Member]
Proceeds from sale of investment in real estate	$ 1,500
Gain on sale of real estate	700
Proceeds from Sale of Other Real Estate Held-for-investment, Net	$ 300
Parking Lot in Wildwood, NJ [Member] | Forecast [Member]
Gain on sale of real estate		$ 700
Parking Lot in Wildwood, NJ [Member] | Subsequent Event [Member]
Proceeds from sale of investment in real estate		$ 1,500
Two22 Sheridan Bricktown Garage [Member]
Proceeds from sale of investment in real estate				$ 17,500
Parking Lot in Canton, Ohio [Member]
Proceeds from sale of investment in real estate			$ 700
Gain on sale of real estate			100
Proceeds from Sale of Other Real Estate Held-for-investment, Net			$ 100